Lease liabilities (Details) $ in Thousands	9 Months Ended
May 31, 2025 USD ($)
Lease Liabilities
Lease payments	$ 1,343
Lease payments	2,344
Lease payments	256
Lease payments	(867)
Lease payments	(1)
Lease payments	$ 3,075